Property, plant, and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of movements in property, plant and equipment

	Notes	Building and land	Facilities	Equipment	Mineral properties	Railway equipment	Right of use assets	Other	Constructions in progress	Total
Balance as of December 31, 2023		10,119	9,239	4,450	6,925	2,612	1,359	2,484	11,208	48,396
Additions		–	–	–	–	–	83	–	5,803	5,886
Interest capitalization		–	–	–	–	–	–	–	36	36
Disposals		(28)	(47)	(31)	(9)	(5)	–	(3)	(278)	(401)
Impairments		–	(335)	(57)	(1,627)	(3)	–	–	(188)	(2,210)
Assets retirement obligation		–	–	–	(12)	–	–	–	–	(12)
Depreciation, depletion and amortization		(438)	(547)	(691)	(474)	(153)	(187)	(323)	–	(2,813)
Acquisition of Aliança Energia		27	87	329	2	–	4	51	73	573
Deconsolidation of VODC		–	(9)	(98)	(9)	–	(525)	–	(16)	(657)
Translation adjustment		(1,991)	(1,945)	(736)	(964)	(565)	(74)	(409)	(2,130)	(8,814)
Transfers		966	1,642	872	715	202	–	392	(4,789)	–
Balance as of December 31, 2024		8,655	8,085	4,038	4,547	2,088	660	2,192	9,719	39,984
Cost		15,266	13,539	9,681	12,715	3,643	1,412	4,801	9,719	70,776
Accumulated depreciation		(6,611)	(5,454)	(5,643)	(8,168)	(1,555)	(752)	(2,609)	–	(30,792)
Balance as of December 31, 2024		8,655	8,085	4,038	4,547	2,088	660	2,192	9,719	39,984
Additions		–	–	–	–	–	96	–	5,373	5,469
Interest capitalization		–	–	–	–	–	–	–	22	22
Disposals		(21)	(37)	(4)	(7)	(13)	–	(5)	(507)	(594)
Impairments		–	(1,167)	(362)	(159)	–	–	–	(155)	(1,843)
Assets retirement obligation	14	–	–	–	170	–	–	–	–	170
Depreciation, depletion and amortization		(480)	(602)	(641)	(471)	(158)	(141)	(423)	–	(2,916)
Transfer to held for sale (Energy Assets)		(24)	(306)	(358)	(1)	–	(37)	(48)	(57)	(831)
Translation adjustment		974	905	366	377	267	29	201	1,045	4,164
Transfers		1,393	1,604	1,503	(189)	205	–	467	(4,983)	–
Balance as of December 31, 2025		10,497	8,482	4,542	4,267	2,389	607	2,384	10,457	43,625
Cost		18,107	14,638	11,056	15,112	4,247	1,556	5,627	10,457	80,800
Accumulated depreciation		(7,610)	(6,156)	(6,514)	(10,845)	(1,858)	(949)	(3,243)	–	(37,175)
Balance as of December 31, 2025		10,497	8,482	4,542	4,267	2,389	607	2,384	10,457	43,625

Schedule of estimated useful lives of property, plant and equipment
Accounting policy

Property, plant, and equipment are recorded at the cost of acquisition or construction, net of accumulated depreciation and impairment charges.

Mineral properties developed internally are determined by (i) direct and indirect costs attributed to build the mining facilities, (ii) financial charges incurred during the construction period, (iii) depreciation of other fixed assets used during construction, (iv) estimated decommissioning and site restoration expenses, and (v) other capitalized expenditures during the development phase (phase when the project demonstrates its economic benefit to the Company, and the Company has ability and intention to complete the project).

The depletion of mineral properties is determined based on the ratio between production and total proven and probable mineral reserves.

Property, plant and equipment, other than mineral properties are depreciated using the straight-line method based on the estimated useful lives, from the date on which the assets become available for their intended use and are capitalized, except for land which is not depreciated.

The estimated useful lives are as follows:

Useful life
Buildings	10 to 50 years
Facilities	18 to 40 years
Equipment	3 to 40 years
Railway equipment	5 to 45 years
Mineral properties	1 to 120 years
Right of use assets	1 to 18 years
Other	2 to 50 years
The residual values and useful lives of assets are reviewed at the end of each reporting period and adjusted if necessary.

Expenditures and stripping costs

(i) Exploration and evaluation expenditures - Expenditures on mining research are accounted for as operating expenses until the effective proof of economic feasibility and commercial viability of a given field can be demonstrated. From then on, the expenditures incurred are capitalized as mineral properties.

(ii) Expenditures on feasibility studies, new technologies and others research - The Company also conducts feasibility studies for many businesses which it operates including researching new technologies to optimize the mining process. After these costs are proven to generate future benefits to the Company, the expenditures incurred are capitalized.

(iii) Maintenance costs - Significant industrial maintenance costs, including spare parts, assembly services, and others, are recorded in property, plant and equipment and depreciated through the next programmed maintenance overhaul.

(iv) Stripping Costs – After the effective proof of economic feasibility and commercial viability of the field, the cost associated with the removal of overburden and other waste materials (“stripping costs”) incurred during the development of mines, before production takes place, are capitalized as part of the depreciable cost of the mineral properties. These costs are subsequently amortized over the useful life of the mine.

Post-production stripping costs are included in the cost of inventory, except when a new project is developed to permit access to a significant ore deposit. In such cases, the cost is capitalized as a non-current asset and is amortized during the extraction of the ore deposits, over the useful life of the ore deposits.